Other assets - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of financial assets [line items]
Investment in marketable securities and debt securities	$ 54,162		$ 172,168
Proceeds from sale of marketable security	139,513
Amex Exploration Inc.
Disclosure of financial assets [line items]
Investment in marketable securities and debt securities			9,000
GMIN Investment
Disclosure of financial assets [line items]
Proceeds from sale of marketable security	$ 155,100	$ 223.1	$ 10,300	$ 14.6